Impairment Of Exploration And Evaluation, Property, Plant And Equipment And Goodwill - Summary of Assuming all Other Variables are Held Constant (Parenthetical) (Detail) - $ / bbl	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Atlantis [member] | Property, plant and equipment [member] | Goodwill [member]
Disclosure In Tabular Form Of Analysis In Respect Of Input Changes So That Recoverable Value Equals To Carrying Value [Line Items]
Average sales price	4	3